AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.7%
Information Technology – 23.2%
IT Services – 3.2%
PayPal Holdings, Inc.(a)	7,567	$1,490,926
Visa, Inc. - Class A	28,105	5,620,157

		7,111,083

Semiconductors & Semiconductor Equipment – 5.4%
Broadcom, Inc.	5,616	2,046,021
Intel Corp.	34,394	1,780,922
NVIDIA Corp.	3,660	1,980,865
QUALCOMM, Inc.	19,679	2,315,825
Texas Instruments, Inc.	27,885	3,981,699

		12,105,332

Software – 8.2%
Adobe, Inc.(a)	3,893	1,909,244
Microsoft Corp.	69,247	14,564,721
salesforce.com, Inc.(a)	6,821	1,714,254

		18,188,219

Technology Hardware, Storage & Peripherals – 6.4%
Apple, Inc.	121,845	14,110,869

		51,515,503

Health Care – 14.0%
Biotechnology – 0.6%
Vertex Pharmaceuticals, Inc.(a)	4,585	1,247,670

Health Care Equipment & Supplies – 4.6%
Abbott Laboratories	33,689	3,666,374
Baxter International, Inc.	33,815	2,719,402
Boston Scientific Corp.(a)	46,806	1,788,457
Zimmer Biomet Holdings, Inc.	15,939	2,169,936

		10,344,169

Health Care Providers & Services – 2.9%
Humana, Inc.	3,773	1,561,607
Quest Diagnostics, Inc.	8,878	1,016,442
UnitedHealth Group, Inc.	12,079	3,765,870

		6,343,919

Pharmaceuticals – 5.9%
Eli Lilly & Co.	18,022	2,667,617
Johnson & Johnson	40,657	6,053,014
Merck & Co., Inc.	53,195	4,412,525

		13,133,156

		31,068,914

Communication Services – 13.2%
Diversified Telecommunication Services – 1.1%
Comcast Corp. - Class A	51,445	2,379,846

Entertainment – 4.8%
Activision Blizzard, Inc.	81,294	6,580,749

Company	Shares	U.S. $ Value
Netflix, Inc.(a)	2,928	$1,464,088
Vivendi SA	43,053	1,202,422
Walt Disney Co. (The)	12,019	1,491,317

		10,738,576

Interactive Media & Services – 6.2%
Alphabet, Inc. - Class C(a)	5,470	8,038,712
Facebook, Inc. - Class A(a)	21,563	5,647,350

		13,686,062

Wireless Telecommunication Services – 1.1%
T-Mobile US, Inc.(a)	22,042	2,520,723

		29,325,207

Financials – 11.7%
Banks – 5.6%
Bank of America Corp.	127,528	3,072,149
JPMorgan Chase & Co.	59,411	5,719,497
PNC Financial Services Group, Inc. (The)	33,476	3,679,347

		12,470,993

Capital Markets – 3.3%
BlackRock, Inc. - Class A	1,397	787,280
Charles Schwab Corp. (The)	42,540	1,541,224
Goldman Sachs Group, Inc. (The)	25,589	5,142,621

		7,471,125

Diversified Financial Services – 2.8%
Berkshire Hathaway, Inc. - Class B(a)	29,070	6,190,166

		26,132,284

Industrials – 10.5%
Aerospace & Defense – 1.1%
Northrop Grumman Corp.	7,746	2,443,785

Construction & Engineering – 2.1%
Jacobs Engineering Group, Inc.	51,218	4,751,494

Industrial Conglomerates – 2.8%
Honeywell International, Inc.	37,256	6,132,710

Road & Rail – 4.5%
Norfolk Southern Corp.	23,725	5,076,913
Union Pacific Corp.	25,576	5,035,147

		10,112,060

		23,440,049

Consumer Staples – 10.1%
Beverages – 1.7%
Coca-Cola Co. (The)	76,016	3,752,910

Food & Staples Retailing – 2.9%
Costco Wholesale Corp.	4,106	1,457,630
Kroger Co. (The)	46,653	1,582,003
Walmart, Inc.	24,451	3,420,940

		6,460,573

Company	Shares	U.S. $ Value

Food Products – 0.4%
General Mills, Inc.	12,425	$766,374

Household Products – 4.3%
Procter & Gamble Co. (The)	69,302	9,632,285

Personal Products – 0.8%
Estee Lauder Cos., Inc. (The) - Class A	8,012	1,748,619

		22,360,761

Consumer Discretionary – 9.3%
Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp.	7,946	1,744,068

Internet & Direct Marketing Retail – 5.2%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	2,289	672,920
Amazon.com, Inc.(a)	3,054	9,616,221
Booking Holdings, Inc.(a)	738	1,262,482

		11,551,623

Multiline Retail – 0.5%
Target Corp.	7,374	1,160,815

Specialty Retail – 2.8%
Home Depot, Inc. (The)	13,689	3,801,572
Lowe’s Cos., Inc.	15,140	2,511,121

		6,312,693

		20,769,199

Utilities – 3.3%
Electric Utilities – 3.3%
NextEra Energy, Inc.	19,560	5,429,074
NRG Energy, Inc.	63,044	1,937,972

		7,367,046

Energy – 1.5%
Oil, Gas & Consumable Fuels – 1.5%
Chevron Corp.	32,557	2,344,104
EOG Resources, Inc.	27,473	987,380

		3,331,484

Materials – 0.9%
Containers & Packaging – 0.9%
Berry Global Group, Inc.(a)	39,837	1,924,924

Total Common Stocks (cost $148,691,821)		217,235,371

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) Series D 0.00% (a) (b) (c) (cost $183,249)	4,005	126,499

Company		Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc.- Government Money Market Portfolio - Class AB, 0.05%(d) (e) (f) (cost $3,761,207)		3,761,207		$3,761,207

	Principal Amount (000)

Time Deposits – 0.4%
BBH, Grand Cayman
(0.23)%, 10/01/2020	JPY	1,528		14,485
0.01%, 10/01/2020	GBP	0	*	5
0.03%, 10/01/2020	CAD	5		3,912
Citibank, London (0.69)%, 10/01/2020	EUR	907		1,063,109

Total Time Deposits (cost $1,081,511)				1,081,511

Total Short-Term Investments (cost $4,842,718)				4,842,718

Total Investments – 99.9% (cost $153,717,788)(g)				222,204,588
Other assets less liabilities – 0.1%				129,245

Net Assets – 100.0%				$222,333,833

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $69,503,053 and gross unrealized depreciation of investments was $(1,016,253), resulting in net unrealized appreciation of $68,486,800.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

Glossary:

ADR – American Depositary Receipt

AB Cap Fund, Inc.

AB Select US Equity Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$51,515,503	$-0-	$-0-	$51,515,503
Health Care	31,068,914	-0-	-0-	31,068,914
Communication Services	28,122,785	1,202,422	-0-	29,325,207
Financials	26,132,284	-0-	-0-	26,132,284
Industrials	23,440,049	-0-	-0-	23,440,049
Consumer Staples	22,360,761	-0-	-0-	22,360,761
Consumer Discretionary	20,769,199	-0-	-0-	20,769,199
Utilities	7,367,046	-0-	-0-	7,367,046
Energy	3,331,484	-0-	-0-	3,331,484
Materials	1,924,924	-0-	-0-	1,924,924
Preferred Stocks	-0-	-0-	126,499	126,499
Short-Term Investments:
Investment Companies	3,761,207	-0-	-0-	3,761,207
Time Deposits	-0-	1,081,511	-0-	1,081,511

Total Investments in Securities	219,794,156	2,283,933	126,499	222,204,588
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$219,794,156	$2,283,933	$126,499	$222,204,588

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2020 is as follows:

Fund	Market Value 6/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,604	$18,612	$19,455	$3,761	$1
Government Money Market Portfolio*	-0-	-0-	-0-	-0-	0	**
Total				$3,761	$1

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.